13. REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Matters Tables
Capital requirements
			Minimum Requirements To Be:
	Actual		Adequately Capitalized		Well Capitalized (2)
(Dollars in thousands)	Amount	Ratio (1)	Amount	Ratio (1)	Amount	Ratio (1)

The Company
Total Capital	$164,740	13.21%	$99,778	8.00%	N/A	N/A
Tier I Capital	156,831	12.57%	74,833	6.00%	N/A	N/A
Common equity Tier I Capital	138,831	11.13%	56,125	4.50%	N/A	N/A
Leverage	156,831	10.05%	62,434	4.00%	N/A	N/A

The Bank
Total Capital	$161,925	12.99%	$99,713	8.00%	$124,641	10.00%
Tier I Capital	154,016	12.36%	74,785	6.00%	99,713	8.00%
Common equity Tier I Capital	154,016	12.36%	56,089	4.50%	81,017	6.50%
Leverage	154,016	10.37%	59,405	4.00%	74,256	5.00%

			Minimum Requirements To Be:
	Actual		Adequately Capitalized		Well Capitalized (2)
(Dollars in thousands)	Amount	Ratio (1)	Amount	Ratio (1)	Amount	Ratio (1)

The Company
Total Capital	$123,028	11.21%	$87,794	8.00%	N/A	N/A
Tier I Capital	115,387	10.51%	65,845	6.00%	N/A	N/A
Common equity Tier I Capital	97,853	8.92%	49,384	4.50%	N/A	N/A
Leverage	115,387	8.66%	53,274	4.00%	N/A	N/A

The Bank
Total Capital	$127,095	11.59%	$87,696	8.00%	$109,621	10.00%
Tier I Capital	119,454	10.90%	65,772	6.00%	87,696	8.00%
Common equity Tier I Capital	119,454	10.90%	50,425	4.50%	71,253	6.50%
Leverage	119,454	9.15%	52,193	4.00%	65,241	5.00%

1)	Total capital ratio is defined as Tier 1 capital plus Tier 2 capital divided by total risk-weighted assets. The Tier 1 Capital ratio is defined as Tier 1 capital divided by total risk-weighted assets. Common equity Tier 1 is defined as Tier 1 capital excluding qualifying trust preferred securities divided by total risk weighted assets. The leverage ratio is defined as Tier 1 capital divided by the most recent quarter’s average total assets.

2)	Prompt corrective action provisions are not applicable at the bank holding company level.